ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
6.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2010	2011

Billed receivable	$32,576	$52,555
Unbilled receivable	29,879	40,268
	$62,455	$92,823

Unbilled receivable represents amounts earned under the advertising contracts in progress but not billable at the respective balance sheet dates. These amounts become billable according to the contract term. The Group anticipates that substantially all of such unbilled amounts will be billed and collected within twelve months of the balance sheet dates.

Movement of allowance for doubtful accounts is as follows:

	Balance at				Balance at
	beginning	Charge to		Exchange	end of the
	of the year	expenses	Write off	adjustment	year

2009	$1,521	13,573	(252)	1	$14,843
2010	$14,843	2,223	-	580	$17,646
2011	$17,646	2,044	(17,279)	877	$3,288